GREENBERG TRAURIG, LLP
                                MetLife Building
                           200 Park Avenue, 15th Floor
                            New York, New York 10166

Spencer G. Feldman
212-801-9221
e-mail: feldmans@gtlaw.com


                                                                January 27, 2005

VIA EDGAR


U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549


         Re:      OmniCorder Technologies, Inc.
                  Registration Statement on Form SB-2

Ladies and Gentlemen:


         On behalf of OmniCorder Technologies, Inc., a Delaware corporation (the "Company"), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the Company's Registration Statement on Form SB-2 (the "Registration Statement") for the registration of 3,500,000 subscription rights and 3,181,818 shares of the Company's Common Stock, par value $.001 per share, together with one complete copy of the exhibits listed in the Registration Statement as filed therewith.

         The Company has previously transmitted to Mellon Bank (account No. 9108739) a wire transfer in the amount of $1,044.92 in payment of the applicable registration fee.

         Should any member of the Commission's staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me (tel: 212-801-9221) or Richard Rosier of this office (tel:
212-801-6849).

                                                          Very truly yours,


                                                          /s/ Spencer G. Feldman
                                                          SPENCER G. FELDMAN

Enclosures